SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of Operations

Nature of Operations —The accompanying condensed consolidated financial statements of The Hagerty Group, LLC and its subsidiaries (the “Company”), have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The Hagerty Group, LLC (“THG”) is majority owned by Hagerty Holding Corp. (“HHC”), with Markel Corporation (“Markel”) holding a minority interest. HHC and Markel collectively are the Members of THG (“Members”). Prior to June 2019, the Company was wholly owned by HHC. The Company operates several entities which collectively support the revenue streams listed below:

●	The Company earns commission revenues for the distribution and servicing of classic automobile and boat insurance policies written through personal and commercial lines agency agreements with multiple insurance carriers in the United States, Canada, and the United Kingdom.
●	Reinsurance premiums are earned in Hagerty Reinsurance Limited (“Hagerty Re”) which is registered as a Class 3A reinsurer under the Bermuda Insurance Act 1978. Hagerty Re solely reinsures the classic auto and marine risks written through its affiliated managing general agent entities (“MGAs”) in the United States, Canada and the United Kingdom.
●	The business produced by the U.S. MGAs is written by Essentia Insurance Company (“Essentia”) and reinsured with its affiliate Evanston Insurance Company (“Evanston”). In turn, Hagerty Re assumes premiums through a quota share agreement with Evanston. Essentia and Evanston are wholly owned subsidiaries of Markel.
●	In 2020, Hagerty Re entered into a reinsurance agreement with Aviva Canada, Inc. (“Aviva”) to reinsure classic auto and marine risks produced by its Canadian affiliate MGA.
●	In 2021, Hagerty Re entered into a reinsurance agreement with Markel International Insurance Company Limited to reinsure classic auto risks produced by its affiliate MGA in the United Kingdom. In connection with this new treaty, Hagerty Re purchased reinsurance to limit its liability to £1,000,000 per claim as United Kingdom (“U.K.”) law requires unlimited liability coverage. Markel International Insurance Company Limited is an affiliate of Markel.
●	The Company earns subscription revenue through membership offerings and other automotive services sold to policyholders and classic vehicle enthusiasts. Membership offerings include but are not limited to private label roadside assistance, digital and linear video content, our award-winning magazine, valuation services, members-only events and exclusive automotive third-party discounts. Additionally, the Company owns and operates collector vehicle events, earning revenue through admission income and sponsorships, as well as event registration service fees on behalf of automotive and motorsport organizations to manage credentials. Revenue is also derived from the sale of merchandise and operation of a peer-to-peer classic vehicle rental business for auto enthusiasts. In 2020, the Company started a network of experience and storage centers within majority-owned world-class vehicle storage called Member Hubs Holding, LLC (MHH).

Nature of Operations — The accompanying consolidated financial statements of The Hagerty Group, LLC and its subsidiaries (the “Company”), have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The Hagerty Group, LLC (“THG”) is majority owned by Hagerty Holding Corp. (“HHC”), with Markel Corporation (“Markel”) holding a minority interest. HHC and Markel collectively are the Members of THG (“Members”). Prior to June 2019, the Company was wholly owned by HHC. The Company operates several entities which collectively support the revenue streams listed below:

●	The Company earns commission revenues for the distribution and servicing of classic automobile and boat insurance policies written through personal and commercial lines agency agreements with multiple insurance carriers in the United States, Canada and the United Kingdom.
●	Reinsurance premiums are earned in Hagerty Reinsurance Limited (“Hagerty Re”) which is registered as a Class 3A reinsurer under the Bermuda Insurance Act 1978. Hagerty Re solely reinsures the classic auto and marine risks written through its affiliated managing general agent entities (“MGAs”) in the United States and Canada. The business produced by the U.S. MGAs is written by Essentia Insurance Company (“Essentia”) and reinsured with its affiliate Evanston Insurance Company (“Evanston”). Essentia and Evanston are wholly owned subsidiaries of Markel. In 2020, Hagerty Re entered into a reinsurance agreement with Aviva Canada, Inc. (“Aviva”) to reinsure classic auto and marine risks produced by its Canadian affiliate MGA.
●	The Company earns subscription revenue through membership offerings and other automotive services sold to policyholders and classic vehicle enthusiasts. Membership offerings include but are not limited to private label roadside assistance, digital and linear video content, our award-winning magazine, valuation services, and exclusive events and automotive third-party discounts. The Company owns and operates collector vehicle events, earning revenue through ticket sales and sponsorships, as well as event registration service fees on behalf of automotive and motorsport organizations to manage credentials, sell merchandise and execute events. The Company also operates a peer-to-peer classic vehicle rental business for auto enthusiasts. In 2020, the Company started a majority- owned world-class vehicle storage and exclusive social club facility called Member Hubs Holding, LLC (MHH), a business for classic, collector and exotic cars owners.

Principles of Consolidation

Principles of Consolidation —The accompanying condensed consolidated financial statements include the accounts of THG and its majority-owned and controlled subsidiaries. All intercompany account balances and transactions have been eliminated in the condensed consolidated financial statements. The Company consolidates MHH, an 80% owned subsidiary, under the voting interest method guidance in Accounting Standards Codification (“ASC”) 810, “Consolidations” (“Topic 810”). The Noncontrolling Interest is presented separately on the Condensed Consolidated Balance Sheets, Statements of Income and Comprehensive Income and the Statements of Changes in Members’ Equity.

Principles of Consolidation — The accompanying consolidated financial statements include the accounts of THG and its majority-owned and controlled subsidiaries. All intercompany account balances and transactions have been eliminated in the consolidated financial statements. The Company consolidates MHH, an 80% owned subsidiary, under the voting interest method guidance in Accounting Standards Codification (“ASC”) 810, Consolidations (“Topic 810”). The Noncontrolling Interest is presented separately on the Balance Sheets, Statements of Income and Comprehensive Income and the Statements of Changes in Members’ Equity.

Basis of Presentation

Basis of Presentation —The accompanying condensed consolidated financial statements have been prepared in conformity with GAAP. The Company has applied the rules and regulations of the United States Securities and Exchange Commission (“SEC”) regarding interim financial reporting and therefore the condensed consolidated financial statements do not include all of the information and notes required by GAAP for annual financial statements. In the opinion of management, all adjustments, consisting of items of a normal recurring nature, necessary for a fair presentation of the condensed consolidated interim financial statements, have been included. These condensed consolidated financial statements and the notes thereto should be read in conjunction with the Company’s consolidated financial statements and related notes included in its annual audited financial statements. The results of operations for the nine months ended September 30, 2021, are not necessarily indicative of the results expected for the year ended December 31, 2021.

Business Update Related To COVID19

Business Update Related To COVID-19 —In March 2020, the World Health Organization declared the Coronavirus (“COVID-19”) a pandemic. The pandemic has impacted every geography in which the Company operates. Governments implemented various restrictions around the world, including closure of non- essential businesses, travel, shelter-in-place requirements for citizens and other restrictions.

The Company has taken several precautionary steps to safeguard its businesses and team members from COVID-19, including implementing travel restrictions, arranging work from home capabilities and flexible work policies. The safety and well-being of our team members continues to be the top priority. As restrictions were put in place, employees were able to transition to a work from home environment quickly and effectively due to prior technology investments and the Company’s focus on core values. Due to the restrictions and uncertainty caused by the pandemic, 2020 revenue growth was lower than expected primarily caused by lower levels of new business. Offsetting the 2020 revenue shortfall, expenses related to promotional events and travel were lower than anticipated. By the end of 2020 and as of September 2021, new business growth returned to pre-pandemic pace, events were being planned and new initiatives were on track. Management will continue to follow and monitor guidelines in each jurisdiction and is working on a phased transition of employees back to the office.

Business Update Related To COVID-19 — In March 2020, the World Health Organization declared the Coronavirus (“COVID-19”) a pandemic. The pandemic has impacted every geography in which the Company operates. Governments implemented various restrictions around the world, including closure of non- essential businesses, travel, shelter-in-place requirements for citizens and other restrictions.

The Company has taken several precautionary steps to safeguard its businesses and team members from COVID-19, including implementing travel restrictions, arranging work from home capabilities and flexible work policies. The safety and well-being of our team members continues to be the top priority. As restrictions were put in place, employees were able to transition to a work from home environment quickly and effectively due to prior technology investments and the Company’s focus on core values. Due to the restrictions and uncertainty caused by the pandemic, revenue growth was slightly lower than expected primarily caused by lower levels of new business. Offsetting the revenue shortfall, expenses related to promotional events and travel were lower than anticipated. By the end of 2020, new business growth returned to planned pace, events were being planned and new initiatives were on track. Management will continue to follow and monitor guidelines in each jurisdiction and is working on a phased transition of employees back to the office.

Use of Estimates

Use of Estimates —The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Although the estimates are considered reasonable, actual results could differ from those estimates.

The most significant estimate that is susceptible to notable changes in the near-term relates to the provision for unpaid losses and loss adjustment expenses (including those losses incurred but not reported (IBNR)). Although some variability is inherent in this estimate, the Company believes that the current estimate is reasonable in all material respects. This estimate is reviewed regularly and adjusted as necessary. Adjustments related to changes in estimates are reflected in the Company’s results of operations in the period in which those estimates changed.

Use of Estimates — The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Although the estimates are considered reasonable, actual results could differ from those estimates.

The most significant estimate that is susceptible to notable change in the near-term relates to the provision for unpaid losses and loss adjustment expenses (including those losses incurred but not reported (IBNR)). Although some variability is inherent in this estimate, the Company believes that the current estimate is reasonable in all material respects. This estimate is reviewed regularly and adjusted as necessary. Adjustments related to changes in estimates are reflected in the Company’s results of operations in the period in which those estimates changed.

Segment Information

Segment Information —The Company has one operating segment and one reportable segment. The Company’s Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer (“CEO”), who makes resource allocation decisions and assesses performance based on financial information presented on a consolidated basis. The Company’s management approach is to utilize an internally developed strategic decision making framework with the membership patrons at the center of all decisions, which requires the CODM to have a consolidated view of the operations so that decisions can be made in the best interest of Hagerty and its membership patrons.

Segment Information — The Company has one operating segment and one reportable segment. The Company’s Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer (“CEO”), who makes resource allocation decisions and assesses performance based on financial information presented on a consolidated basis. The Company’s management approach is to utilize an internally developed strategic decision making framework (the Hagerty Flywheel) with the membership patrons at the center of all decisions, which requires the CODM to have a consolidated view of the operations so that decisions can be made in the best interest of Hagerty and its membership patrons.

Foreign Currency Translation

Foreign Currency Translation — The Company translates its foreign operations’ assets and liabilities denominated in foreign currencies into US dollars at current rates of exchange as of the balance sheet date, and income and expense items at the average exchange rate for the reporting period. Translation adjustments resulting from exchange rate fluctuations are recorded in the foreign currency translation account, a component of accumulated other comprehensive income.

Cash and Cash Equivalents and Restricted Cash and Cash Equivalents

Cash and Cash Equivalents and Restricted Cash and Cash Equivalents — Cash includes amounts held in banks in operating accounts and money market funds. The Company considers money market funds with maturities within 90 days of the purchase date to be equivalent to cash. At December 31, 2020 and 2019, the Company’s cash accounts exceeded federally insured limits.

The Company maintains cash collected for premiums from insured parties that have not yet been remitted to insurance companies. These funds are required to be held in trust and segregated from operating cash. These funds and a corresponding liability are included in cash and due to insurers, respectively, in the accompanying consolidated balance sheets.

The Company has established a trust account for the benefit of the ceding insurer as security for Hagerty Re’s obligations for losses, loss expenses, unearned premium and profit-sharing commissions. The use of this fund is restricted to the payment of these expenses.

Accounts Receivable		Accounts Receivable — Accounts receivable are recorded, and revenue is recognized, at the latter of billed or policy effective date, net of cancellations.
Reinsurance Premiums Ceded

Reinsurance Premiums Ceded — Reinsurance premiums ceded are expensed pro-rata over the term of the reinsurance treaties. The portion of the reinsurance premium related to the unexpired portions of the treaties at the end of the fiscal year is reflected in deferred reinsurance premiums.

Acquisition Costs

Acquisition Costs — Acquisition costs are comprised of ceding commission and premium taxes that relate directly to the successful acquisition of new or renewal policy premiums by Hagerty Re. Acquisition costs are deferred and recognized in income over the period of the exposure in the underlying treaties.

The Company evaluates the recoverability of deferred acquisition costs by determining if the sum of future-earned premiums is greater than the expected future claims and expenses. Anticipated investment income is also a factor in this determination. If a loss is probable on the unexpired portion of policies in force, a premium deficiency loss is recognized. At December 31, 2020 and 2019, the deferred acquisition costs were considered fully recoverable and no premium deficiency loss was recorded.

Property and Equipment

Property and Equipment — Property and equipment are recorded at cost and depreciated over the estimated useful life of each asset. Leasehold improvements are amortized over the shorter of either the lease term or the estimated useful lives of the improvements. Useful lives for financial reporting range from three to seven years for software, computers, automobiles and office furniture. Building and building improvements have useful lives of 39 years.

Annual depreciation is calculated based on the straight-line method. Maintenance, repair costs and minor renovations are charged to earnings, while expenditures that increase the asset lives are capitalized. Property and equipment depreciation and amortization expense were $4,693,926, $4,399,438 and $4,768,406 in 2020, 2019 and 2018, respectively.

The Company reviews all property and equipment that have finite lives for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If it is determined the carrying amount of the asset is not recoverable, an impairment charge is recorded. Upon sale or retirement, the cost and related accumulated depreciation of assets disposed of are removed from the accounts, and any resulting gain or loss is reflected in earnings.

Prepaid Expenses and Other Assets

Prepaid Expenses and Other Assets — Prepaid expenses and other assets consist primarily of prepaid Software as a Service (“SaaS”) implementation costs and prepaid sales and general and administrative services expenses. Prepaid expenses are recorded at cost and amortized over the service term.

SaaS implementation costs are recorded as incurred in prepaid expenses. The Company expenses the costs incurred during the preliminary project stage and, upon management approval, capitalizes the direct implementation costs once implementation begins. The Company monitors implementation on an ongoing basis and capitalizes the costs of any major improvements or new functionality. Once the software is fully implemented, the ongoing maintenance costs are expensed.

At December 31, 2020 and 2019, there are approximately $13,300,000 and $11,740,000 of such costs in- service and capitalized as part of prepaid expenses and other assets. At December 31, 2020, there were $4,390,000 of such costs in progress that will be placed into service in 2021. At December 31, 2019, there were $3,470,000 of such costs in progress.

The Company amortizes SaaS implementation costs to general and administrative services expense over the contract term including extensions where it is likely the contract will be renewed. Of the $13,300,000 in software capitalized, approximately $2,320,000 has been amortized. Approximately $2,400,000 and $12,970,000 SaaS implementation costs, net of amortization, are recorded in short-term and long-term prepaid expenses and other assets, respectively at December 31, 2020. Approximately $1,110,000 and $9,620,000 SaaS implementation costs, net of amortization, are recorded in short-term and long-term prepaid expenses and other assets, respectively at December 31, 2019.

The remaining capitalized asset for 2020 will be amortized as follows:

2021	$1,550,000
2022	1,450,000
2023	1,040,000
2024	950,000
2025	920,000
Thereafter	5,070,000

Intangible Assets

Intangible Assets — Intangible assets are initially valued at fair value using generally accepted valuation methods appropriate for the type of intangible assets and primarily consist of insurance policy renewal rights, internally developed software, trade names, non-compete agreements and customer relationships and are amortized using a straight-line methodology over their estimated useful lives. Insurance policy renewal rights, internally developed software, trade names, non-complete agreements and customer relationships are amortized over 3 to 25 years. For internally developed software, the Company expenses the costs incurred during the preliminary project stage and capitalizes the direct development costs (including the associated payroll and related costs for employees working on development and outside contractor costs) once management approval is obtained. Intangible assets are reviewed for impairment upon a triggering event or when changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If it is determined the carrying amount of the asset is not recoverable, an impairment charge is recorded.

Goodwill

Goodwill — Goodwill represents the excess of the cost of an acquisition over the fair value of net assets acquired, including identifiable intangible assets. Goodwill is tested for impairment at the reporting unit level annually as of October 1, and whenever indicators of impairment exist. The Company considers numerous factors, which includes macroeconomic conditions and their potential impact on reporting unit fair values, industry and market conditions, overall financial performance, changes in management, and other cost factors. The Company completed its qualitative test and determined that during any period presented, goodwill was not impaired.

Losses Payable		Losses Payable — Losses payable represents the amount of losses paid and billed by the fronting insurer that have not been paid by Hagerty Re as of the balance sheet date.
Provision for Unpaid Losses and Loss Adjustment Expenses

Provision for Unpaid Losses and Loss Adjustment Expenses — Losses and loss adjustment expenses are recognized as incurred and are based on the estimated ultimate cost of settlement. Outstanding losses include amounts determined from reports and individual cases. Significant delays can occur in the notification of certain claims and a substantial measure of experience and judgement is involved in assessing outstanding liabilities, the ultimate cost of which may not be known with certainty at the balance sheet date. Such liabilities are necessarily based on estimates and while management believes that the amounts are fairly stated, the ultimate liability may be in excess of, or less than the amounts provided.

The provision for unpaid losses and loss adjustment expenses includes losses reported at the balance sheet date and an amount, based on past experience, for losses IBNR. The Company provides IBNR based on an analysis of the loss experience of the risks insured and the recommendations of appropriately qualified actuaries. The reinsurance recoverable amounts shown are determined by applying contract language specific to the Company’s third-party reinsurance program to losses and loss expenses arising from claims occurring as a result of a qualifying event. Adjustments to estimates will be included in the financial statements of subsequent periods when such adjustments become known.

Fair Value of Financial Instruments

Fair Value of Financial Instruments —The fair value of the Company’s assets and liabilities qualify as financial instruments under ASC Topic 820, “Fair Value Measurement”. Fair value approximates the carrying amounts represented in the accompanying financial statements, primarily due to their short-term nature and variable interest rates.

Fair Value of Financial Instruments — The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying financial statements, primarily due to their short-term nature and variable interest rates.

Due to Insurers

Due to Insurers — Due to insurers represents the net amount of premium due to carriers based on the respective contract with each carrier. The net amount due is equal to the gross written premium less the Company’s commission for policies that have reached their effective date.

Advanced Premiums

Advanced Premiums — Advanced premiums represent the gross written premium received from customers prior to the effective date of the policy. At the effective date of the policy, advanced premiums are reclassified to due to insurers and commission income is recognized.

Accrued Expenses

Accrued Expenses — Accrued expenses consist primarily of amounts owed for wages, payroll taxes, incentive compensation, benefits, professional services and future installments for purchase consideration resulting from asset acquisitions and business combinations.

Derivative Instruments

Derivative Instruments — The Company enters into certain derivative financial instruments, when available on a cost-effective basis, to mitigate its risk associated with changes in interest rates. The Company accounts for derivatives in accordance with ASC Topic 815, “Derivatives and Hedging” (“Topic 815”), which establishes accounting and reporting standards requiring that all derivative instruments (including certain derivative instruments embedded in other contracts) and whether designated in hedging relationships or not, be recorded on the consolidated balance sheet as either an asset or liability measured at fair value. If the derivative is designated as a cash flow hedge, the effective portions of changes in the fair value of the derivative are recorded in other comprehensive income and are recognized in the income statements when the hedged item affects earnings. If a derivative is not designated as an accounting hedge, the change in fair value is recognized in income in the period in which the hedged item and hedging instrument affect earnings. All derivative instruments are managed on a consolidated basis to efficiently minimize exposures.

Gains and losses related to the derivative instruments are expected to be largely offset by gains and losses on the original underlying asset or liability. The Company does not use derivative financial instruments for speculative purposes.

The Company is exposed to credit loss in the event of nonperformance by the counterparties on derivative contracts. It is the Company’s policy to manage its credit risk on these transactions by dealing only with financial institutions having a long-term credit rating of “A” or better and by distributing the contracts among several financial institutions to diversify credit concentration risk.

Advertising

Advertising — Advertising and sales promotion costs are expensed the first time the advertising or sales promotion takes place. Advertising costs are reflected as a component of sales expenses in the accompanying consolidated statements of income and other comprehensive income and totaled $18,224,768, $18,827,161 and $13,091,197 for the years ended December 31, 2020, 2019 and 2018, respectively.

Income Taxes

Income Taxes — Hagerty Re and various foreign subsidiaries are treated as taxable entities and income taxes are provided where applicable (see Note 16). Otherwise, no provision for income taxes has been made by the Company since it has elected to be treated as a partnership for income tax reporting purposes.

Where applicable, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax-credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Deferred tax assets are recognized to the extent that there is sufficient positive evidence as allowed under the ASC Topic 740, “Income Taxes” (“Topic 740”), to support the recoverability of those deferred tax assets. The Company establishes a valuation allowance to the extent that there is insufficient evidence to support the recoverability of the deferred tax asset under Topic 740. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If it is determined that the deferred tax assets would be realizable in the future in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

As of December 31, 2020 and 2019, the Company did not have any unrecognized tax benefits and had no accrued interest or penalties related to uncertain tax positions. If recorded, interest and penalties would be recorded as interest expense or penalty expense in the consolidated statements of income and other comprehensive income.

Self-Insurance

Self-Insurance — The Company has elected to self-insure certain costs related to US employee health benefit and short-term disability programs. Costs resulting from self-insured losses are charged to expense when incurred. The Company has purchased insurance that limits its aggregate annual exposure for healthcare costs to approximately $8,302,800 and $8,706,400 for the years ended December 31, 2020 and 2019, respectively. Total expenses for healthcare claims incurred for the years ended December 31, 2020, 2019 and 2018, were approximately $7,612,800, $7,603,500 and $6,030,000, respectively. As of December 31, 2020 and 2019, the Company has recorded approximately $748,000 and $526,000 as an estimate of IBNR claims, respectively. The amount of actual losses incurred could differ materially from the estimate reflected in these financial statements. Total expenses for short-term disability claims for the years ended December 31, 2020, 2019 and 2018, were $57,700, $80,200 and $134,000, respectively.

Fixed Income Securities

Fixed Income Securities — Fixed income securities consist of Canadian provincial and municipal bonds which qualify as debt securities under ASC Topic 320 “Investments — Debt Securities”. Fixed income securities are carried at amortized cost on the balance sheet. Amortized cost is the amount at which an investment is acquired, adjusted for applicable accrued interest, accretion of discount or amortization of premium. Premium or discount is amortized on a straight-line basis to maturity. Pricing information for each fixed income security is obtained from our outside investment manager. The Company ultimately determines whether the inputs and the resulting market values are reasonable. Market pricing is based on fair value level 2 guidance using observable inputs such as quoted prices for similar assets at the measurement date.

New Accounting Standards

New Accounting Standards

Recently Adopted Accounting Guidance

Financial Instruments —In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which relates to accounting for hedging activities. This guidance expands strategies that qualify for hedge accounting, changes how many hedging relationships are presented in the financial statements and simplifies the application of hedge accounting in certain situations.

The Company early adopted ASU No. 2017-12 effective January 1, 2020. Adoption of the standard enhanced the presentation of the effects of our hedging instruments and the hedged items in our condensed consolidated financial statements to increase the understandability of the results of our hedging strategies.

Media Content —In March 2019, the FASB issued ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials, in order to align the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. ASU 2019-02 also requires that an entity reassess estimates of the use of a film in a film group and account for any changes prospectively. In addition, ASU 2019-02 requires that an entity test films and license agreements for program material for impairment at a film group level when the film or license agreements are predominantly monetized with other films and license agreements. As a result of adopting this ASU on January 1, 2021, the Company will now apply the guidance of ASC Topic 926, “Entertainment — Films” for the original content the Company self-produces and where the intellectual property is owned by the Company. For content the Company produces, the costs associated with production, including development costs, direct costs and production overhead will be capitalized. This will reduce the initial amount charged to expense for development of media content assets as they are created and costs will be amortized over the estimated useful life of the asset. The net financial impact through September 30, 2021 was $3,000,499 in prepaid expenses and other assets.

Convertible Instruments and Contracts — In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by eliminating certain separation models and will generally be reported as a single liability at its amortized cost. In addition, ASU 2020-06 eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. The amendments in ASU 2020-06 are effective for the Company as of January 1, 2022 with the option to early adopt as of January 1, 2021. The Company elected to early adopt amendments in ASU 2020-06 effective January 1, 2021 which did not have an impact on the condensed consolidated financial statements.

Recent Accounting Guidance Not Yet Adopted

Credit Losses —In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as modified by ASU No. 2018-19, Codification Improvements to Topic 326 Financial Instruments-Credit Losses and ASU No. 2019-04, Codification Improvements to Topic 326 Financial Instruments-Credit Losses and ASU No. 2019-05, Financial Instruments-Credit Losses (Topic 326) Targeted Transition Relief.

The guidance in ASU No. 2016-13 amends Topic 326, the reporting of credit losses for assets held at amortized cost basis, eliminating the probable initial recognition threshold and replacing it with a current estimate of all expected credit losses. Estimated credit losses are recognized as a credit loss allowance reflected in a valuation account that is deducted from the amortized cost basis of the financial asset to present the net amount expected to be collected. The guidance also addresses available-for-sale securities, whereby credit losses remain measured on an incurred loss basis with the presentation of the credit losses using an allowance rather than as a write-down. ASU No. 2019-10 defers the effective date of ASU No. 2016-13 to January 1, 2023. The Company does not expect the adoption of ASU No. 2016-13 to have a material impact on the condensed consolidated financial statements and related disclosures.

Leases —In February 2016, the FASB issued ASU No. 2016-02, Leases, which creates ASC Topic 842, Leases (“Topic 842”), and supersedes the lease requirements in ASC Topic 840, Leases. This guidance increases transparency and comparability among organizations by recognizing lease assets and lease liabilities in the condensed consolidated balance sheet. The guidance requires disclosure to enable users of the condensed consolidated financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The transition to ASU No. 2016-02 requires the recognition and measurement of leases at the beginning of the earliest period presented using a modified retrospective approach. ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, defers the effective date of ASU 2016-02 to January 1, 2022. Early application of the amendments in ASU 2016-02 is permitted for all entities. The Company continues to evaluate the effects the adoption of this ASU will have on the condensed consolidated financial statements and related disclosures.

Reference Rate Reform —In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional relief to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. Additionally, in January 2021, the FASB issued ASU No. 2021-01,

Reference Rate Reform (Topic 848), which clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The Company does not expect the adoption of these ASUs to have a material impact on the condensed consolidated financial statements and related disclosures.

New Accounting Standards

Recently Adopted Accounting Guidance

Implementation of Software as a Service (SaaS) — In August 2018, the Financial Accounting Standards Board (FASB) issued ASU 2018-15, “Intangibles — Goodwill and Other — Internal-Use Software”, which aligned the treatment of costs related to SaaS implementations to costs of developing internal use software. The core principle of the ASU is that an entity is required to treat implementation costs related to a hosting arrangement that is a service contract in accordance with ASC Subtopic 350-40, Internal-Use Software. The adoption of the ASU resulted in costs incurred for the implementation of a SaaS solution to be recognized as a prepaid expense and amortized over the life of the service contract rather than being recognized as expenses when incurred. The ASU is effective for years beginning after December 15, 2020 for private companies, with early adoption permitted.

The Company elected to early adopt the standard upon its issuance in August 2018 on a full retrospective basis. The adoption of this ASU did not have a material impact on the consolidated financial statements and related disclosures.

Financial Instruments — In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which relates to accounting for hedging activities. This guidance expands strategies that qualify for hedge accounting, changes how many hedging relationships are presented in the financial statements and simplifies the application of hedge accounting in certain situations.

ASU No. 2019-10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), defers the effective date of ASU No. 2017-12 to January 1, 2021. The Company early adopted ASU No. 2017-12 effective January 1, 2020. Adoption of the standard enhanced the presentation of the effects of our hedging instruments and the hedged items in our consolidated financial statements to increase the understandability of the results of our hedging strategies.

Recent Accounting Guidance Not Yet Adopted

Credit Losses — In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as modified by ASU No. 2018-19, Codification Improvements to Topic 326 Financial Instruments-Credit Losses and ASU No. 2019-04, Codification Improvements to Topic 326 Financial Instruments-Credit Losses and ASU No. 2019-05, Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief.

The guidance in ASU No. 2016-13 amends Topic 326, the reporting of credit losses for assets held at amortized cost basis, eliminating the probable initial recognition threshold and replacing it with a current estimate of all expected credit losses. Estimated credit losses are recognized as a credit loss allowance reflected in a valuation account that is deducted from the amortized cost basis of the financial asset to present the net amount expected to be collected. The guidance also addresses available-for-sale securities, whereby credit losses remain measured on an incurred loss basis with the presentation of the credit losses using an allowance rather than as a write-down. ASU No. 2019-10 defers the effective date of ASU No. 2016-13 to January 1, 2023. The Company does not expect the adoption of ASU No. 2016-13 to have a material impact on consolidated financial statements and related disclosures.

Leases — In February 2016, the FASB issued ASU No. 2016-02, Leases, which creates ASC Topic 842, Leases (“Topic 842”), and supersedes the lease requirements in ASC Topic 840, Leases. This guidance increases transparency and comparability among organizations by recognizing lease assets and lease liabilities in the consolidated balance sheet. The guidance requires disclosure to enable users of the consolidated financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The transition to ASU No. 2016-02 requires the recognition and measurement of leases at the beginning of the earliest period presented using a modified retrospective approach. ASU No. 2019-10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), defers the effective date of ASU 2016-02 to January 1, 2021. ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, defers the effective date of ASU 2016-02 to January 1, 2022. Early application of the amendments in ASU 2016-02 is permitted for all entities. The Company continues to evaluate the effects the adoption of this ASU will have on the consolidated financial statements and related disclosures.

Reference Rate Reform — In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional relief to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. Additionally, in January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848), which clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The Company does not expect the adoption of these ASUs to have a material impact on the consolidated financial statements and related disclosures.

Media Content — In March 2019, the FASB issued ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials, in order to align the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. ASU 2019-02 also requires that an entity reassess estimates of the use of a film in a film group and account for any changes prospectively. In addition, ASU 2019-02 requires that an entity test films and license agreements for program material for impairment at a film group level when the film or license agreements are predominantly monetized with other films and license agreements. ASU 2019-02 is effective for fiscal years beginning after December 15, 2020 and early adoption is permitted. As a result of adopting this ASU, the Company will now apply the guidance of ASC Topic 926, Entertainment — Films for the original content the Company self-produces and where the intellectual property is owned by the Company. For content the Company produces, the costs associated with production, including development cost, direct costs and production overhead will be capitalized. Adoption of this ASU will be made in 2021. This will reduce the initial amount charged to expense for development of media content assets as they are created and costs will be amortized over the estimated useful life of the asset. The financial impact will be dependent on the Company’s investment in media content.

Revenue Recognition

Revenue Recognition — The Company enters many agency contracts with carriers simultaneously that authorize the Company to develop product, sell and issue insurance policies and settle claims. Prior to 2019, the Company accounted for revenue currently accounted for under ASC Topic 606, “Revenue from Contracts with Customers” (“Topic 606”) under ASC Topic 605, “Revenue Recognition” (“Topic 605”). For purposes of Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606), discussed in Note 2, many of the contracts entered into with carriers are considered a single contract. ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, deferred the effective date of ASU 2014-09 to January 1, 2019. The Company adopted the new revenue recognition standard on a modified retrospective approach on January 1, 2019, which did not have a material impact on the consolidated financial statements but did result in additional disclosure.

Under the new standard, certain costs to obtain or fulfill a contract that were previously expensed as incurred have been capitalized. The Company capitalizes the incremental costs to obtain contracts primarily related to commission payments on new policy sales. These deferred costs are amortized over the expected life of the insurance client and are included in prepaid expenses and other assets in the Company’s consolidated balance sheet as of December 31, 2020 and 2019.

Hagerty Re revenue is accounted for under ASC 944 “Financial Services — Insurance” (“Topic 944”).